Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Cash provided by operating activities	$ 63,338	$ 113,203	$ 76,272	$ 130,204	$ 271,634	$ 416,173	$ 165,563
Cash Flows From Investing Activities
Capital expenditures	(27,201)	(32,238)	(40,028)	(63,885)	(115,641)	(119,988)	(155,994)
Acquisition of Joaquin mineral interests					(29,297)	0	0
Purchase of short term investments and marketable securities	(683)	(6,831)	(5,332)	(7,866)	(12,959)	(49,501)	(5,872)
Proceeds from sales and maturities of short term investments, marketable securities	1,522	683	6,344	20,701	21,695	6,246	24,244
Proceeds from (payment for) other assets							5,927
Acquisition of Orko Silver Corporation	(101,648)	0	(113,214)	0
Other	254	995	1,209	1,180	3,087	2,282	5,927
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(127,756)	(37,391)	(151,021)	(49,870)	(133,115)	(160,961)	(131,695)
Cash Flows From Financing Activities
Proceeds from bank borrowings	0	0	300,000	0	0	27,500	176,166
Payments on long-term debt, capital leases, and associated costs	(1,857)	(8,794)	(57,197)	(14,244)	(97,170)	(85,519)	(106,827)
Payments on gold lease obligation	(15,480)	(19,287)	(30,929)	(40,660)	(74,734)	(73,191)	(43,125)
Proceeds from gold lease facility					0	0	18,445
(Additions) reductions to funds held financing						(1,326)
Payments on gold lease facility					0	(13,800)	(37,977)
Proceeds from sale-leaseback transactions					0	0	4,853
Reductions of (additions to) restricted assets associated with the Kensington Term Facility					4,645	(1,326)	(2,353)
Share repurchases	0	0	(12,557)	0	(19,971)	0	0
Other	(25)	(217)	(477)	(1,045)	(861)	18	286
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(17,362)	(28,298)	198,840	(55,949)	(188,091)	(146,318)	9,468
Increase (decrease) in cash & cash equivalents	(81,780)	47,514	124,091	24,385	(49,572)	108,894	43,336
Cash and cash equivalents at beginning of period	331,311	151,883	125,440	175,012	175,012	66,118	22,782
Cash and cash equivalents at end of period	249,531	199,397	249,531	199,397	125,440	175,012	66,118
Parent Company [Member]
Cash Flows From Operating Activities
Cash provided by operating activities	(4,115)	26,729	18,859	29,931	58,754	132,318	(73,501)
Cash Flows From Investing Activities
Capital expenditures	(129)	(466)	(557)	(559)	(1,531)	(567)	(421)
Acquisition of Joaquin mineral interests					(29,338)
Purchase of short term investments and marketable securities		(6,807)	(1,598)	(7,843)	(12,913)	(49,321)	(5,847)
Proceeds from sales and maturities of short term investments, marketable securities	1,498	659	2,873	20,677	21,590	6,138	14,232
Proceeds from (payment for) other assets							15,038
Acquisition of Orko Silver Corporation	(107,249)		(149,568)
Other	(18)	1,038	(6)	1,666	3,538	1,216
Investments in unconsolidated subsidiaries		(30,710)		(42,008)	(81,229)	(151,313)	58,232
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(105,898)	(36,286)	(148,856)	(28,067)	(99,883)	(193,847)	81,234
Cash Flows From Financing Activities
Proceeds from bank borrowings			300,000				100,000
Payments on long-term debt, capital leases, and associated costs			(52,565)	(282)	(4,005)	(37,983)	(68,772)
Proceeds from gold lease facility							18,445
Payments on gold lease facility						(13,800)	(37,977)
Share repurchases			(12,557)		(19,971)
Net intercompany borrowings (repayments)	(11,666)	55,024	(4,311)	38,697	67,082	163,224	12,863
Other	(25)	(217)	(477)	(1,045)	(861)	18	286
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(11,691)	54,807	230,090	37,370	42,245	111,459	24,845
Increase (decrease) in cash & cash equivalents	(121,704)	45,250	100,093	39,234	1,116	49,930	32,578
Cash and cash equivalents at beginning of period	308,585	79,656	86,788	85,672	85,672	35,742	3,164
Cash and cash equivalents at end of period	186,881	124,906	186,881	124,906	86,788	85,672	35,742
Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Cash provided by operating activities	3,768	(2,913)	20,659	(9,217)	37,426	38,152	13,770
Cash Flows From Investing Activities
Capital expenditures	(14,003)	(12,269)	(20,629)	(25,787)	(48,788)	(61,288)	(95,086)
Purchase of short term investments and marketable securities	(23)	(24)	(39)	(23)	(46)	(60)	(25)
Proceeds from sales and maturities of short term investments, marketable securities	24	24	38	24	45	48	25
Proceeds from (payment for) other assets							630
Other	205		443		130	903
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(13,797)	(12,269)	(20,187)	(25,786)	(48,659)	(60,397)	(94,456)
Cash Flows From Financing Activities
Proceeds from bank borrowings						27,500	58,766
Payments on long-term debt, capital leases, and associated costs	(715)	(4,702)	(1,955)	(6,068)	(79,839)	(30,493)	(3,765)
(Additions) reductions to funds held financing						(1,326)
Reductions of (additions to) restricted assets associated with the Kensington Term Facility					4,645		(2,353)
Net intercompany borrowings (repayments)	11,183	20,330	1,806	41,175	86,394	26,239	28,552
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	10,468	15,628	(149)	35,107	11,200	21,920	81,200
Increase (decrease) in cash & cash equivalents	439	446	323	104	(33)	(325)	514
Cash and cash equivalents at beginning of period	284	91	400	433	433	758	244
Cash and cash equivalents at end of period	723	537	723	537	400	433	758
Non-Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Cash provided by operating activities	65,798	120,097	69,621	151,498	256,683	397,016	167,062
Cash Flows From Investing Activities
Capital expenditures	(13,069)	(19,503)	(18,842)	(37,539)	(65,322)	(58,133)	(60,487)
Acquisition of Joaquin mineral interests					41
Purchase of short term investments and marketable securities	(660)		(3,695)			(120)
Proceeds from sales and maturities of short term investments, marketable securities			3,433		60	60	9,987
Proceeds from (payment for) other assets							(9,741)
Acquisition of Orko Silver Corporation	3,488		3,487
Other	67	(43)	772	(486)	(581)	163
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(10,174)	(19,546)	(14,845)	(38,025)	(65,802)	(58,030)	(60,241)
Cash Flows From Financing Activities
Proceeds from bank borrowings							17,400
Payments on long-term debt, capital leases, and associated costs	(1,142)	(4,092)	(2,677)	(7,894)	(13,326)	(17,043)	(34,290)
Payments on gold lease obligation	(15,480)	(19,287)	(30,929)	(40,660)	(74,734)	(73,191)	(43,125)
Proceeds from sale-leaseback transactions							4,853
Net intercompany borrowings (repayments)	483	(75,354)	2,505	(79,872)	(153,476)	(189,463)	(41,415)
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(16,139)	(98,733)	(31,101)	(128,426)	(241,536)	(279,697)	(96,577)
Increase (decrease) in cash & cash equivalents	39,485	1,818	23,675	(14,953)	(50,655)	59,289	10,244
Cash and cash equivalents at beginning of period	22,442	72,136	38,252	88,907	88,907	29,618	19,374
Cash and cash equivalents at end of period	61,927	73,954	61,927	73,954	38,252	88,907	29,618
Consolidation, Eliminations [Member]
Cash Flows From Operating Activities
Cash provided by operating activities	(2,113)	(30,710)	(32,867)	(42,008)	(81,229)	(151,313)	58,232
Cash Flows From Investing Activities
Acquisition of Orko Silver Corporation	2,113		32,867
Investments in unconsolidated subsidiaries		30,710		42,008	81,229	151,313	(58,232)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	$ 2,113	$ 30,710	$ 32,867	$ 42,008	$ 81,229	$ 151,313	$ (58,232)